OTHER REVENUES	12 Months Ended
Dec. 31, 2022
OTHER REVENUES
OTHER REVENUES

19— OTHER REVENUES

Other revenues consist of the following:

	Year Ended December 31,
	2022	2021	2020
Licenses and others	—	6	12
Total	—	6	12

In 2021 and 2020, other revenues mainly consist of sales of a license to Theraclion and training to customers.